Common Stock (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2025 Vote $ / shares shares	Dec. 31, 2024 Vote $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 17, 2024 $ / shares
Common Stock
Common stock, shares authorized (in shares)	58,251,629	58,251,629	58,251,629
Common stock, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued (in shares)	19,203,330	19,197,914	19,134,164
Common stock, shares outstanding (in shares)	19,203,330	19,197,914	19,134,164
Number of votes per share | Vote	1	1
Dividend declared | $ / shares	$ 0	$ 0	$ 0
Shares reserved for future issuance	36,009,537	36,014,953	36,078,703